Bitwise Crypto Industry Innovators ETF

Schedule of Investments

June 30, 2024 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.7%

Consumer Discretionary — 1.5%
MercadoLibre*	1,266	$2,080,544

Financials — 28.1%
Bank of New York Mellon	33,581	2,011,166
Bitcoin Group	29,099	1,618,604
BlackRock, Cl A	2,635	2,074,588
CME Group, Cl A	10,159	1,997,259
Coinbase Global, Cl A*	55,298	12,288,875
DBS Group Holdings	77,042	2,034,546
Galaxy Digital Holdings*	513,707	5,999,224
Interactive Brokers Group, Cl A	16,367	2,006,594
Mastercard, Cl A	4,503	1,986,543
NU Holdings, Cl A*	170,331	2,195,567
OSL Group*	2,620,500	1,846,037
PayPal Holdings*	30,093	1,746,297
Visa, Cl A	7,268	1,907,632
		39,712,932

Information Technology — 70.1%
Applied Digital(A)*	694,258	4,130,835
Bit Digital(A)*	931,165	2,961,105
Bitdeer Technologies Group, Cl A(A)*	449,059	4,607,345
Bitfarms(A)*	2,529,618	6,525,780
BitFuFu, Cl A(A)*	661,338	3,108,289
Canaan ADR(A)*	2,346,156	2,345,687
Cipher Mining(A)*	1,450,323	6,018,840
Cleanspark*	389,969	6,220,006
Core Scientific*	780,941	7,262,751
Hut 8(A)*	269,931	4,036,093
Iris Energy(A)*	576,992	6,514,240
Marathon Digital Holdings(A)*	700,654	13,907,982
MicroStrategy, Cl A*	8,459	11,652,103
Northern Data*	242,740	6,191,750
Riot Platforms(A)*	625,074	5,713,176
Terawulf*	1,781,700	7,928,565
		99,124,547
Total Common Stock
(Cost $91,407,172)		140,918,023

SHORT-TERM INVESTMENT — 22.1%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(B)(C)	31,262,140	31,262,140

Total Short-Term Investment
(Cost $31,262,140)		31,262,140

Total Investments - 121.8%
(Cost $122,669,312)		$172,180,163

Percentages are based on net assets of $141,326,848.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at June 30, 2024. The total value of securities on loan at June 30, 2024 was $29,658,615.
(B)	The rate shown is the 7-day effective yield as of June 30, 2024.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2024 was $31,262,140.

ADR— American Depositary Receipt

Cl — Class

BIT-QH-001-0700

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